GMACM Home Loan Trust 2006-HLTV1
                         GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                        09/30/06
Determination Date                                         10/20/06
Record Date                                                10/24/06
Payment Date                                               10/25/06
Actual Days in Accrual Period (30/360)                           30
Accrual Period (30/360)                                          30

Servicing Certificate
Beginning Pool Balance                               203,033,986.71
Beginning PFA                                                  0.00
Ending Pool Balance                                  198,258,053.57
Ending PFA Balance                                                -
Principal Collections                                  4,506,015.66
Principal Draws                                                   -
Net Principal Collections                              4,506,015.66

Active Loan Count                                             4,173

Net Interest Collections                               2,073,624.65

Weighted Average Net Loan Rate                            12.28800%
Substitution Adjustment Amount                                 0.00

Excess Spread Cash                                       826,172.55

                                                      Beginning        Ending
Term Notes                                             Balance        Balance        Factor    Principal    Interest
----------                                             -------        -------        ------    ---------    ---------
Class A-1                                             61,639,577.84 56,037,472.15   0.5959975 5,602,105.69  278,919.09
Class A-2                                             28,687,000.00 28,687,000.00   1.0000000        0.00   133,155.49
Class A-3                                             36,622,000.00 36,622,000.00   1.0000000        0.00   170,597.48
Class A-4                                             41,632,000.00 41,632,000.00   1.0000000        0.00   201,568.27
Class A-5                                             28,901,170.00 28,901,170.00   1.0000000        0.00   144,746.69

Certificates                                                   -               -            -           -         0.00


                                                      Interest Security
Term Notes  (Continued)                               Shortfalls  %       Coupon
----------                                            ----------  -       ------
Class A-1                                                 0.00   24.38%    5.4300%
Class A-2                                                 0.00   12.48%    5.5700%
Class A-3                                                 0.00   15.93%    5.5900%
Class A-4                                                 0.00   18.11%    5.8100%
Class A-5                                                 0.00   12.57%    6.0100%

Certificates                                                 -        -         -



Beginning Overcollateralization Amount                 5,552,238.87
Overcollateralization Amount Increase (Decrease)         826,172.55
Outstanding Overcollateralization Amount               6,378,411.42
Target Overcollateralization Amount                   13,791,910.22

Credit Enhancement Draw Amount                                 0.00
Unreimbursed Credit Enhancer Prior Draws                       0.00


                                                                       Number     Percent        Foreclosure
                                                            Balance   of Loans   of Balance    Units     Dollars
Delinquent Loans (30 Days)*                            1,192,033.77      25        0.60%         0              -
Delinquent Loans (60 Days)*                              958,697.29      16        0.48%         0              -
Delinquent Loans (90 Days)*                              180,844.57      5         0.09%         1      37,440.67
Delinquent Loans (120 Days)*                             331,797.85      7         0.17%         0              -
Delinquent Loans (150 Days)*                             415,752.78      9         0.21%         1      84,714.25
Delinquent Loans (180+ Days)*                                     -      0         0.00%         0              -
REO                                                               -      0         0.00%
Foreclosures                                             122,154.92      2         0.06%
Bankruptcies                                           1,600,065.15      34        0.81%


(Continued)
                                                          Bankruptcy        REO
                                                        Units   Dollars    Units         Dollars
Delinquent Loans (30 Days)*                               3      85,480.83    0               -
Delinquent Loans (60 Days)*                               1      20,763.58    0               -
Delinquent Loans (90 Days)*                               2      89,888.01    0               -
Delinquent Loans (120 Days)*                              4     190,882.03    0               -
Delinquent Loans (150 Days)*                              4     245,050.93    0               -
Delinquent Loans (180+ Days)*                             0            -      0               -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             Liquidation To-Date
Beginning Cumulative Loss Amount                         235,847.94
Current Month Loss Amount                                269,917.48
Current Month Recoveries                                       0.00
                                                  ------------------
Ending Cumulative Loss Amount                            505,765.42         0.00


                                                          Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount             0.00
Current Month Net Principal Recovery Amount                    0.00
                                                  ------------------
Ending Cumulative Net Principal Recovery Amount                0.00


                                                   Special Hazard      Fraud           Bankruptcy
Beginning Amount                                               0.00         0.00       0.00
Current Month Loss Amount                                      0.00         0.00       0.00
Ending Amount                                                     -            -          -

Extraordinary Event Losses                                     0.00
Excess Loss Amounts                                            0.00

Current Month Repurchases Units                                   0
Current Month Repurchases ($)                                  0.00




Cash Flows Received
Principal Collections                                  4,506,015.66
Interest Collections                                   2,158,222.14
Servicer Advances                                              0.00
Substitution Adjustment Amount                                 0.00
Recovery Amounts                                               0.00
                                                  ------------------
Total Cash Flows Received                              6,664,237.80

Cash Flows Distributed
Principal Distribution                                 5,602,105.69
Interest Distribution                                    928,987.02
Residual Amount - Certificates                                 0.00
Servicer Advances - Reimbursement                              0.00
GMACM Service Fee                                         84,597.49
GMACM Recovery Fee                                             0.00
Credit Enhancer Fee - FGIC                                48,547.60
                                                  ------------------
Total Cash Flows Distributed                           6,664,237.80

Net Cash Flows Remaining                                       0.00

Trigger Analysis

Step Down Date                                           No

Cumulative Liquidation Loss Amount Percentage           0.22%
Target Liquidation Loss Percentage                      7.50%
Liquidation Loss Amount Trigger                          No

6 month Average Liquidation Loss Amount               84,294.24
60 Percent Remaining in Note Payment Account         657,654.02
6 months Liquidation Loss Amount Trigger                 No

Step Up Date - Class A-5                                 No